Summary of Significant Accounting Policies (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Total profit	$ 279
Cost of revenue
Derivative Instruments, Gain (Loss) [Line Items]
Total profit	46
Research and development
Derivative Instruments, Gain (Loss) [Line Items]
Total profit	156
Sales and marketing
Derivative Instruments, Gain (Loss) [Line Items]
Total profit	22
General and administrative
Derivative Instruments, Gain (Loss) [Line Items]
Total profit	$ 55